Accounts Payable and Accrued Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities	The components of accounts payable and accrued liabilities were as follows:

	September 30, 2021	December 31, 2020
	(in thousands)
Accounts payable	$2,055	$4,177
Accrued payroll	3,006	2,577
Other accrued expenses	5,179	1,212

Total accounts payable and accrued liabilities	$10,240	$7,966

The components of accounts payable and accrued liabilities are as follows:

	December 31,
	2020	2019
	(in thousands)
Accounts payable	$4,177	$3,011
Accrued expenses	1,212	3,196
Accrued payroll	2,577	1,986

Total accounts payable and accrued liabilities	$7,966	$8,193